Income Taxes	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

18. Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2014	2013	2012
Germany	$243,684	$234,336	$263,651
United States	1,262,570	1,254,690	1,356,094
Other	337,152	358,609	312,368
	$1,843,406	$1,847,635	$1,932,113

Income tax expense (benefit) for the years ended December 31, 2014, 2013, and 2012, consisted of the following:

	2014	2013	2012
Current:
Germany	$72,613	$81,117	$52,862
United States	270,676	387,017	342,250
Other	141,291	116,186	139,136
	484,580	584,320	534,248

Deferred:
Germany	(22,651)	(33,106)	10,478
United States	152,423	47,298	98,200
Other	(30,754)	(6,500)	(37,790)
	99,018	7,692	70,888
	$583,598	$592,012	$605,136

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 29.20%, 29.16% and 28.71% for the fiscal years ended December 31, 2014, 2013, and 2012, respectively.

	2014	2013	2012

Expected corporate income tax expense	$538,275	$538,770	$554,613
Tax free income	(39,441)	(64,141)	(90,943)
Income from equity method investees	(5,476)	(4,869)	(2,133)
Tax rate differentials	148,294	132,977	137,527
Non-deductible expenses	25,161	20,564	19,961
Taxes for prior years	(25,247)	(6,389)	22,420
Change in valuation allowance	6,284	3,154	(19,680)
Noncontrolling partnership interests	(81,594)	(55,023)	(49,081)
Other	17,342	26,969	32,452
Actual income tax expense	$583,598	$592,012	$605,136
Effective tax rate	31.7%	32.0%	31.3%

The tax effects of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2014 and 2013, are presented below:

	2014	2013
Deferred tax assets:
Accounts receivable	$7,007	$8,789
Inventory	9,424	9,731
Property, plant and equipment, intangible and other non-current assets	29,144	20,093
Accrued expenses and other liabilities	285,333	305,664
Pensions	170,659	97,958
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	138,934	141,727
Derivatives	10,912	2,169
Stock-based compensation	11,934	22,710
Other	12,407	13,632
Total deferred tax assets	$675,754	$622,473
Less: valuation allowance	(49,479)	(48,563)
Net deferred tax assets	$626,275	$573,910

Deferred tax liabilities:
Accounts receivable	$40,453	$43,031
Inventory	10,316	12,264
Property, plant and equipment, intangible and other non-current assets	867,677	776,254
Accrued expenses and other liabilities	10,368	17,197
Derivatives	4,177	2,274
Other	146,274	117,255
Total deferred tax liabilities	1,079,265	968,275
Net deferred tax assets (liabilities)	$(452,990)	$(394,365)

The valuation allowance increased by $916 in 2014 and increased by $4,372 in 2013.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which we operate:

2015	$12,083
2016	16,516
2017	23,223
2018	24,469
2019	40,685
2020	10,150
2021	7,216
2022	11,811
2023	9,434
2024 and thereafter	33,367
Without expiration date	101,003
Total	$289,957

In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2014.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries that will not be reinvested. At December 31, 2014, the Company provided for $11,426 (2013: $8,396) of deferred tax liabilities associated with earnings that are likely to be distributed in 2015 and the following years. Provision has not been made for additional taxes on $6,622,324 (2013: $6,269,794) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax of approximately 1.5% on all dividends and capital gains.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax audit for the years 2002 through 2005 was completed during 2014 and resulted in payments totaling €76,232 ($101,274 for the period ended December 31, 2014), which had been previously provided for. The tax years 2006 through 2012 are currently under audit by the tax authorities. Fiscal years 2013 until 2014 are open to audit.

In the U.S., the tax years 2011 and 2012 are currently under audit by the tax authorities. Fiscal years 2013 until 2014 are open to audit. FMCH is also subject to audit in various state jurisdictions. A number of these audits are in progress and various years are open to audit in various state jurisdictions. All expected results for both federal and state income tax audits have been recognized in the financial statements.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's deductions for civil settlement payments taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of $37,000, inclusive of interest and preserved its right to pursue claims in the United States Courts for refunds of all other disallowed deductions, which totaled approximately $126,000. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v. United States. On August 15, 2012, a jury entered a verdict for FMCH granting additional deductions of $95,000. On May 31, 2013, the District Court entered final judgment for FMCH in the refund amount of $50,400. On September 18, 2013, the IRS appealed the District Court's ruling to the United States Court of Appeals for the First Circuit (Boston). On August 13, 2014, the United States Court of Appeals for the First Circuit (Boston) affirmed the District Court's order. The District Court judgment became final upon the government's decision not to seek a writ of certiorari from the United States Supreme Court. Accordingly, the Company recorded a net tax benefit of approximately $23,000 in the fourth quarter of 2014.

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (net of interest)	2014	2013	2012

Balance at January 1,	$199,924	$225,198	$223,829
Increases in unrecognized tax benefits prior periods	35,584	25,260	13,232
Decreases in unrecognized tax benefits prior periods	(21,143)	(11,445)	(5,913)
Increases in unrecognized tax benefits current period	12,600	10,062	17,903
Changes related to settlements with tax authorities	(60,872)	(52,325)	(14,763)
Foreign currency translation	15	3,174	(9,090)
Balance at December 31,	$166,108	$199,924	$225,198

Included in the balance at December 31, 2014 were $156,368 of unrecognized tax benefits which would affect the effective tax rate if recognized. The Company is currently not in a position to forecast the timing and magnitude of changes in unrecognized tax benefits.

During the year ended December 31, 2014 the Company recognized benefits of $13,986 and in 2013 and 2012 expenses of $2,155 and $11,071 in interest and penalties, respectively. At December 31, 2014 and December 31, 2013 the Company had a total accrual of tax related interest and penalties of $1,397 and $17,580, respectively.